Jun. 27, 2019
PRUDENTIAL INVESTMENT PORTFOLIOS 4
PGIM Muni High Income Fund
(the "Fund")

Supplement dated March 6, 2020 to the Currently Effective
Summary Prospectus, Prospectus and Statement of Additional Information (SAI) of the Fund

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective on or about April 1, 2020, the Board of Trustees (the "Board") of Prudential Investment Portfolios 4 approved certain changes to the Fund's expense limitations and management and subadvisory fee schedules. As a result, the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are amended as set forth below:

Enhancements to Fund's Contractual Expense Limitations

The applicable section of the Summary Prospectus and Prospectus entitled "Fund Fees and Expenses" is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $100,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C's Sales Charges on page 28 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 51 of the Fund's Prospectus and in Rights of Accumulation on page 50 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Z	Class R6

Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)	3.25%	None	None	None	None

Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at
redemption)	1.00%	5.00%	1.00%	None	None

Maximum sales charge (load) imposed on reinvested dividends
and other distributions	None	None	None	None	None

Redemption fee	None	None	None	None	None

Exchange fee	None	None	None	None	None

Maximum account fee (direct accounts under $10,000)	$15	$15	$15	None*	None

*Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z	Class R6
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.10%	0.30%	0.10%	0.12%	0.25%
Total annual Fund operating expenses	0.84%	1.29%	1.59%	0.61%	0.74%
Fee waiver and/or expense reimbursement	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.25%)
Total annual Fund operating expenses after fee
waiver and/or expense reimbursement(1)	0.81%	1.26%	1.56%	0.58%	0.49%

(1)PGIM Investments LLC (PGIM Investments) has contractually agreed, through August 31, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.58% of average daily net assets for Class Z shares, and 0.49% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to August 31, 2021 without the prior approval of the Fund's Board of Trustees.

Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

		If Shares Are Redeemed				If Shares Are Not Redeemed
		3	5	10		3	5
Share Class	1 Year	Years	Years	Years	1 Year	Years	Years	10 Years

Class A	$405	$581	$773	$1,326	$405	$581	$773	$1,326

Class B	$628	$706	$805	$1,372	$128	$406	$705	$1,372

Class C	$259	$499	$863	$1,887	$159	$499	$863	$1,887

Class Z	$59	$192	$337	$759	$59	$192	$337	$759

Class R6	$50	$211	$387	$895	$50	$211	$387	$895